Accounts Receivable - Movement in reserve for expected credit losses (Details) - Trade Receivables - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Opening Balance	$ 3,475	$ 5,036
Bad debt expense	12,225	7,957
Amounts written off	(4,961)	(9,518)
Ending Balance	$ 10,739	$ 3,475